Trade and Other Receivables - Summary of Trade and other receivables (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of Trade and other receivables [Abstract]
- Non-related parties	$ 15,765	$ 15,825
Less: Allowance for impairment of receivables-non - related parties	(4,953)	(4,823)	$ (3,529)
Trade receivables - net	10,812	11,002	$ 8,917
Deposits	656	587
Prepayments	4,074	1,409
Other receivables	2,113	1,142
Other receivables	17,655	14,140
Deposits	1,373	1,093
Prepayments	191	244
Trade and other non-current receivables	$ 1,564	$ 1,337